Summary of significant accounting policies (Details Narrative) - MiX Telematics Limited [Member] R in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 ZAR (R)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 ZAR (R) shares	Mar. 31, 2023 USD ($) shares	Dec. 03, 2021 USD ($)	Dec. 03, 2021 ZAR (R)	May 23, 2017 USD ($)	May 23, 2017 ZAR (R)
Product Information [Line Items]
Deferred commissions	$ 9,088,000		$ 9,088,000		$ 6,014,000
Restricted cash	$ 794,000		794,000		781,000
Inventory write down			615,000		800,000
Impairments of goodwill			0		$ 0
Impairment of long-lived assets			$ 100,000
Treasury stock, shares | shares	53,816,750		53,816,750		53,800,000
Repurchase value	$ 300,000	R 6.6	$ 500,000	R 10.2	$ 400,000
Repurchase shares | shares			1,716,207	1,716,207	1,166,659
Expected forfeiture			5.00%	5.00%
Advertising Expense			$ 2,800,000		$ 4,200,000
May 2017 Share Repurchase Program [Member]
Product Information [Line Items]
Share repurchase value								$ 14,300,000	R 270.0
Repurchase additional shares amount						$ 10,000,000.0	R 160.0
December 2021 Share Repurchase Program Modification [Member]
Product Information [Line Items]
Share repurchase value						$ 24,900,000	R 396.5
Europe Sales Office [Member] | Measurement Input, Discount Rate [Member]
Product Information [Line Items]
Increase (decrease) in goodwill, percentage	1.70%		1.70%
Europe Sales Office [Member] | Measurement Input Growth Rate [Member]
Product Information [Line Items]
Increase (decrease) in goodwill, percentage	1.70%		1.70%
Asset, Held-in-Trust [Member]
Product Information [Line Items]
Restricted cash	$ 700,000		$ 700,000		$ 600,000
Minimum [Member] | Patents and Trademarks [Member]
Product Information [Line Items]
Estimated useful life	3 years		3 years		3 years
Minimum [Member] | Customer Relationships [Member]
Product Information [Line Items]
Estimated useful life	1 year		1 year		1 year
Minimum [Member] | Technology-Based Intangible Assets [Member]
Product Information [Line Items]
Estimated useful life	1 year		1 year		1 year
Maximum [Member] | Patents and Trademarks [Member]
Product Information [Line Items]
Estimated useful life	10 years		10 years		10 years
Maximum [Member] | Customer Relationships [Member]
Product Information [Line Items]
Estimated useful life	10 years		10 years		10 years
Maximum [Member] | Technology-Based Intangible Assets [Member]
Product Information [Line Items]
Estimated useful life	20 years		20 years		20 years
Subscription [Member] | Minimum [Member]
Product Information [Line Items]
Revenue from contract service period			1 month	1 month
Subscription [Member] | Maximum [Member]
Product Information [Line Items]
Revenue from contract service period			60 months	60 months